UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment |_|; Amendment Number:
                                                -----------------------
         This Amendment (Check only one.):  |_| is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     SPIRIT OF AMERICA MANAGEMENT CORP /NY
Address:  477 JERICHO TURNPIKE
          SYOSSET, NEW YORK 11791

Form 13F File Number: 28-13233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Joseph C. Pickard, Esq.
Title:    SVP - General Counsel
Phone:    (516) 921-4200 x 5571

Signature, Place, and Date of Signing:

   /s/ Joseph C. Pickard              Syosset, NY           June 23, 2009
   ----------------------        -------------------       ----------------
   Signature                          City, State                Date

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:              100

Form 13F Information Table Value Total:              $295,492
                                                     --------
                                                     (thousands)

List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
         COLUMN 1                 COLUMN2   COLUMN 3    COLUMN 4           COLUMN 5         COLUMN 6  COLUMN 7      COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
      NAME OF ISSUER               TITLE     CUSIP      VALUE      SHRS OR   SH/    PUT/   INVESTMENT  OTHER   SOLE   SHARED   NONE
                                  OF CLASS             (x$1000)    PRN AMT   PRN    CALL   DISCRETION MANAGERS (A)      (B)    (C)
------------------------------------------------------------------------------------------------------------------------------------
Apartment Investment & Managem       STOCK  03748R101    11,999   214,200     SH              SOLE      NONE                   NONE
Ashford Hospitality Trust Inc        STOCK  044103109     2,378   191,000     SH              SOLE      NONE                   NONE
Associated Estates Realty Corp       STOCK  045604105     5,805   422,500     SH              SOLE      NONE                   NONE
BNP Residential Properties Inc       STOCK  05564T103     2,678   110,900     SH              SOLE      NONE                   NONE
Brandywine Realty Trust              STOCK  105368203       998    30,000     SH              SOLE      NONE                   NONE
Colonial Properties Trust            STOCK  195872106     9,560   203,923     SH              SOLE      NONE                   NONE
Crescent Real Estate EQT Co          STOCK  225756105     9,044   457,900     SH              SOLE      NONE                   NONE
Developers Diversified Realty        STOCK  251591103     9,701   154,104     SH              SOLE      NONE                   NONE
Equity Inns Inc                      STOCK  294703103     2,107   132,000     SH              SOLE      NONE                   NONE
Equity Office Properties Trust       STOCK  294741103     3,285    68,200     SH              SOLE      NONE                   NONE
Equity One Inc                       STOCK  294752100     3,719   139,500     SH              SOLE      NONE                   NONE
Federal Realty Investment Trus       STOCK  313747206     3,791    44,600     SH              SOLE      NONE                   NONE
First Industrial Realty Trust        STOCK  32054K103    11,519   245,651     SH              SOLE      NONE                   NONE
Frontline Capital Group              STOCK  35921N101         0       640     SH              SOLE      NONE                   NONE
Glimcher Realty Trust                STOCK  379302102    10,846   406,050     SH              SOLE      NONE                   NONE
HRPT Properties Trust                STOCK  40426W101    11,178   905,100     SH              SOLE      NONE                   NONE
Healthcare Realty Trust Inc          STOCK  421915109     9,124   247,800     SH              SOLE      NONE                   NONE
Healthcare Realty Trust Inc          STOCK  421946104     7,857   198,700     SH              SOLE      NONE                   NONE
Health Care REIT Inc                 STOCK  42217K106     9,723   226,000     SH              SOLE      NONE                   NONE
Highwoods Properties Inc             STOCK  431284108     9,028   221,500     SH              SOLE      NONE                   NONE
Hospitality Properties Trust         STOCK  44106M102     8,608   181,100     SH              SOLE      NONE                   NONE
Lexington Realty Trust               STOCK  529043101    10,423   464,700     SH              SOLE      NONE                   NONE
Liberty Property Trust               STOCK  531172104       713    14,500     SH              SOLE      NONE                   NONE
Macerich Co/The                      STOCK  554382101     7,116    82,200     SH              SOLE      NONE                   NONE
Mack-Cali Realty Corp                STOCK  554489104     3,218    63,100     SH              SOLE      NONE                   NONE
Malan Realty Investors Inc           STOCK  561063108         4     5,000     SH              SOLE      NONE                   NONE
Mid-America Apartment Communit       STOCK  59522J103    11,362   198,500     SH              SOLE      NONE                   NONE
Mills Corp/The                       STOCK  601148109     1,634    81,700     SH              SOLE      NONE                   NONE
National Health Realty Inc           STOCK  635905102     1,286    53,600     SH              SOLE      NONE                   NONE
National Health Investors Inc        STOCK  63633D104     3,439   104,200     SH              SOLE      NONE                   NONE
National Retail Properties Inc       STOCK  637417106     9,867   429,916     SH              SOLE      NONE                   NONE
                                 PREFERRED
NATL RETAIL PROPERTIES               STOCK  637417205       160     6,352     SH              SOLE      NONE                   NONE
Nationwide Health Properties I       STOCK  638620104    11,556   382,400     SH              SOLE      NONE                   NONE
Centro NP LLC                        STOCK  648053106     7,197   261,910     SH              SOLE      NONE                   NONE
Omega Healthcare Investors Inc       STOCK  681936100       159     9,000     SH              SOLE      NONE                   NONE
PMC Commercial Trust                 STOCK  693434102        36     2,400     SH              SOLE      NONE                   NONE
Pennsylvania Real Estate Inves       STOCK  709102107     9,597   243,694     SH              SOLE      NONE                   NONE
Post Properties Inc                  STOCK  737464107     5,818   127,300     SH              SOLE      NONE                   NONE
Ramco-Gershenson Properties Tr       STOCK  751452202     7,582   198,800     SH              SOLE      NONE                   NONE
Realty Income Corp                   STOCK  756109104     1,911    69,000     SH              SOLE      NONE                   NONE
Reckson Associates Realty Corp       STOCK  75621K106     2,180    47,800     SH              SOLE      NONE                   NONE
Senior Housing Properties Trus       STOCK  81721M109     1,241    50,700     SH              SOLE      NONE                   NONE
Simon Property Group Inc             STOCK  828806109       608     6,000     SH              SOLE      NONE                   NONE
Sovran Self Storage Inc              STOCK  84610H108     4,285    74,800     SH              SOLE      NONE                   NONE
Taubman Centers Inc                  STOCK  876664103       102     2,000     SH              SOLE      NONE                   NONE
Trustreet Properties Inc             STOCK  898404108     4,445   263,800     SH              SOLE      NONE                   NONE
U-Store-It Trust                     STOCK  910197102     2,130    67,000     SH              SOLE      NONE                   NONE
VelocityHSI Inc                      STOCK  92257K102         0     1,260     SH              SOLE      NONE                   NONE

3M Co                                STOCK  88579Y101     1,325    17,000     SH              SOLE      NONE                   NONE
Abbott Laboratories                  STOCK  002824100       974    20,000     SH              SOLE      NONE                   NONE
Accenture Ltd                        STOCK  G1150G111       554    15,000     SH              SOLE      NONE                   NONE
Altria Group Inc                     STOCK  02209S103     2,146    25,000     SH              SOLE      NONE                   NONE
American Electric Power Co Inc       STOCK  025537101       481    11,300     SH              SOLE      NONE                   NONE
American Express Co                  STOCK  025816109     1,213    20,000     SH              SOLE      NONE                   NONE
Amgen Inc                            STOCK  031162100       683    10,000     SH              SOLE      NONE                   NONE
Bank of America Corp                 STOCK  060505104     2,403    45,007     SH              SOLE      NONE                   NONE
Capital One Financial Corp           STOCK  14040H105       922    12,000     SH              SOLE      NONE                   NONE
Caterpillar Inc                      STOCK  149123101       613    10,000     SH              SOLE      NONE                   NONE
CIGNA Corp                           STOCK  125509109     1,184     9,000     SH              SOLE      NONE                   NONE
Cisco Systems Inc                    STOCK  17275R102       547    20,000     SH              SOLE      NONE                   NONE
Coach Inc                            STOCK  189754104       430    10,000     SH              SOLE      NONE                   NONE
Colgate-Palmolive Co                 STOCK  194162103       496     7,600     SH              SOLE      NONE                   NONE
ConocoPhillips                       STOCK  20825C104     1,079    15,000     SH              SOLE      NONE                   NONE
Consolidated Edison Inc              STOCK  209115104       659    13,700     SH              SOLE      NONE                   NONE
Duke Energy Corp                     STOCK  26441C105       857    25,800     SH              SOLE      NONE                   NONE
EMC Corp/Massachusetts               STOCK  268648102       396    30,000     SH              SOLE      NONE                   NONE
First Industrial Realty Trust        STOCK  32054K103       469    10,000     SH              SOLE      NONE                   NONE
General Electric Co                  STOCK  369604103     1,377    37,000     SH              SOLE      NONE                   NONE
Hewlett-Packard Co                   STOCK  428236103     1,236    30,000     SH              SOLE      NONE                   NONE
Host Hotels & Resorts Inc            STOCK  44107P104       544    22,142     SH              SOLE      NONE                   NONE
Idearc Inc                           STOCK  451663108        46     1,600     SH              SOLE      NONE                   NONE
IBM                                  STOCK  459200101       874     9,000     SH              SOLE      NONE                   NONE
Johnson & Johnson                    STOCK  478160104     1,010    15,300     SH              SOLE      NONE                   NONE
JPMorgan Chase & Co                  STOCK  46625H100     1,819    37,664     SH              SOLE      NONE                   NONE
Lexington Realty Trust               STOCK  529043101       209     9,300     SH              SOLE      NONE                   NONE
Medco Health Solutions Inc           STOCK  58405U102     1,133    21,192     SH              SOLE      NONE                   NONE
Microsoft Corp                       STOCK  594918104     1,732    58,000     SH              SOLE      NONE                   NONE
Motorola Inc                         STOCK  620076109       761    37,000     SH              SOLE      NONE                   NONE
National Retail Properties Inc       STOCK  637417106       230    10,000     SH              SOLE      NONE                   NONE
Nationwide Health Properties I       STOCK  638620104       302    10,000     SH              SOLE      NONE                   NONE
Newmont Mining Corp                  STOCK  651639106       677    15,000     SH              SOLE      NONE                   NONE
Noble Corp                           STOCK  G65422100       609     8,000     SH              SOLE      NONE                   NONE
Nokia OYJ                            STOCK  654902204       813    40,000     SH              SOLE      NONE                   NONE
optionsXpress Holdings Inc           STOCK  684010101       136     6,000     SH              SOLE      NONE                   NONE
PepsiCo Inc/NC                       STOCK  713448108       938    15,000     SH              SOLE      NONE                   NONE
Pfizer Inc                           STOCK  717081103       440    17,000     SH              SOLE      NONE                   NONE
Procter & Gamble Co/The              STOCK  742718109     1,488    23,147     SH              SOLE      NONE                   NONE
Schering-Plough Corp                 STOCK  806605101       756    32,000     SH              SOLE      NONE                   NONE
Schlumberger Ltd                     STOCK  806857108       512     8,100     SH              SOLE      NONE                   NONE
Starwood Hotels & Resorts Worl       STOCK  85590A401       219     3,500     SH              SOLE      NONE                   NONE
Target Corp                          STOCK  87612E106       976    17,100     SH              SOLE      NONE                   NONE
Texas Instruments Inc                STOCK  882508104       288    10,000     SH              SOLE      NONE                   NONE
Tronox Inc                           STOCK  897051207         8       483     SH              SOLE      NONE                   NONE
Tyco International Ltd               STOCK  902124106       426    14,000     SH              SOLE      NONE                   NONE
UnitedHealth Group Inc               STOCK  91324P102       806    15,000     SH              SOLE      NONE                   NONE
Verizon Communications Inc           STOCK  92343V104     1,713    46,000     SH              SOLE      NONE                   NONE
Wal-Mart Stores Inc                  STOCK  931142103       596    12,900     SH              SOLE      NONE                   NONE
Walgreen Co                          STOCK  931422109     1,308    28,500     SH              SOLE      NONE                   NONE
Wells Fargo & Co                     STOCK  949746101     1,038    29,200     SH              SOLE      NONE                   NONE
Wyeth                                STOCK  983024100     2,032    39,900     SH              SOLE      NONE                   NONE